Inventory (Details) - Schedule of inventory consisted - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventory Consisted [Abstract]
Raw materials	$ 485,433	$ 452,583	$ 54,797
Finished goods	5,115,765	2,939,961
Inventory net	$ 5,601,198	$ 3,392,544	$ 58,426